Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Notes receivable issued in connection with property sales	$ 19.0	$ 22.1
Note receivable issued in connection with 2011 acquisitions	8.8
Financial Liabilities [Abstract]
Mortgages payable assumed in connection with 2011 acquisitions	67.8
Notes payable	1,750.0	1,600.0
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Notes receivable issued in connection with property sales	19.6	23.2
Fair value estimate methodology for notes receivable issued in connection with property sales	Discounting the future cash flows using an interest rate based upon the current 5-year or 7-year Treasury yield curve, plus an applicable credit-adjusted spread.	Discounting the future cash flows using an interest rate based upon the current 5-year or 7-year Treasury yield curve, plus an applicable credit-adjusted spread.
Note receivable issued in connection with 2011 acquisitions	8.8
Financial Liabilities [Abstract]
Mortgages payable assumed in connection with 2011 acquisitions	68.2
Notes payable	$ 1,901.9	$ 1,707.1
Fair value estimate methodology for our mortgages payable	Discounting the future cash flows using an interest rate based upon the current 5-year Treasury yield curve, plus an applicable credit-adjusted spread.
Fair value estimate methodology for notes payable	Indicative market prices and recent trading activity of our notes and bonds payable.	Indicative market prices and recent trading activity of our notes and bonds payable.